Related Party Transactions (Details) (USD $)			1 Months Ended		12 Months Ended		3 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Byron Lerner [Member]	Jan. 31, 2013 Darrell Lerner [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] Chief executive officer and Darrell Lerner [Member]	Jan. 31, 2013 Restricted Stock [Member] Darrell Lerner [Member]	Dec. 31, 2012 Restricted Stock [Member] Darrell Lerner [Member]
Related Party Transactions (Textual)
Restricted stock, granted					325,000		5,150,000	150,000	325,000
Restricted stock, fair value							$ 2,762,500	$ 124,500	$ 364,000
Restricted stock, cancelled in exchange for a new award									300,000
Description of vesting period				Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause".			Vesting upon the earlier of the tenth anniversary of the date of grant or a change in control.	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; (iii) on Mr. Darrell Lerner's termination of service without "cause"; or (iv) the date of Mr. Darrell Lerner's termination of service due to the Company's nonrenewal of the consulting agreement without "cause"	Vest upon the earlier of (i) the tenth anniversary of the grant date; (ii) a change in control; or (iii) on his termination of service without "cause".
Restricted stock recorded as issued on the Company's Consolidated Balance Sheet					5,175,000	5,150,000
Consulting agreement term			2 years	3 years
Per month consulting fee			8,000
Notes receivable due from current and former employees	$ 165,716	$ 138,803